INVESTMENTS IN AFFILIATES	6 Months Ended
Jun. 30, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES	INVESTMENT IN AFFILIATE

The components of our equity method investment in Hilli LLC are as follows:

(in thousands of $)
Equity in net assets of affiliate at January 1, 2019	206,180
Dividend (Note 13)	(6,911)
Equity in net earnings of affiliate	1,592
Equity in net assets of affiliate at June 30, 2019	200,861

Summarized financial information of Hilli LLC*

The following table summarizes the financial information of Hilli LLC shown on a 100% basis as of June 30, 2019 and December 31, 2018:

(in thousands of $)	Balance at June 30, 2019	Balance at December 31, 2018
Balance sheet
Current assets	68,245	124,642
Non-current assets	1,366,867	1,392,711
Current liabilities	(51,568)	(109,773)
Non-current liabilities	(964,384)	(1,004,184)

*The summarized financial information of Hilli LLC excludes the Hilli LLC lessor VIE's financial information.